CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 10.5%	Shares	Value
Energy - 10.5%
Oil & Gas Equipment & Services - 10.5%
PHI Group, Inc. (Cost $1,222,685)	113,912	$ 2,733,888

CORPORATE BONDS - 78.9%	Par Value	Value
Communication Services - 2.4%
Alternative Carriers - 2.4%
Qwest Corporation, 7.250%, due 09/15/25	$ 620,000	$ 620,506

Consumer Discretionary - 9.7%
Apparel, Accessories & Luxury Goods - 0.4%
Tapestry, Inc., 5.100%, due 03/11/30	100,000	99,936

Automobile Manufacturers - 1.9%
Ford Motor Company, 4.346%, due 12/08/26	200,000	197,176
General Motors Company, 5.600%, due 10/15/32	303,000	301,067
		498,243
Automotive Retail - 2.0%
Advance Auto Parts, Inc.,
5.900%, due 03/09/26	270,000	271,412
5.950%, due 03/09/28	250,000	253,904
		525,316
Distributors - 2.8%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	478,882
LKQ Corporation, 6.250%, due 06/15/33	250,000	260,128
		739,010
Hotels, Resorts & Cruise Lines - 0.6%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	142,495

Leisure Products - 2.0%
Polaris, Inc., 6.950%, due 03/15/29	500,000	518,491

Consumer Staples - 0.3%
Packaged Foods & Meats - 0.3%
Conagra Brands, Inc., 7.000%, due 10/01/28	65,000	69,254

Energy - 12.2%
Integrated Oil & Gas - 2.3%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	550,000	604,774

Oil & Gas Drilling - 1.7%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	550,000	448,293

Oil & Gas Exploration & Production - 2.8%
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	440,011

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 78.9% (Continued)	Par Value	Value
Energy - 12.2% (Continued)
Oil & Gas Exploration & Production - 2.8% (Continued)
Devon Energy Corporation, 7.950%, due 04/15/32	$ 250,000	$ 281,669
		721,680
Oil & Gas Storage & Transportation - 5.4%
Sabine Pass Liquefaction, LLC, 5.875%, due 06/30/26	100,000	100,598
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	390,577
Targa Resources Partners L.P., 6.875%, due 01/15/29	600,000	611,518
Western Gas Partners L.P., 4.650%, due 07/01/26	300,000	299,088
		1,401,781
Financials - 13.6%
Banks - 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	250,000	242,440

Consumer Finance - 1.2%
Ford Motor Credit Company, LLC, 6.950%, due 06/10/26	200,000	202,217
John Deere Capital Corporation, 4.945%, due 04/19/27	100,000	100,178
		302,395
Diversified Banks - 6.5%
Bank of America Corporation, 5.000%, due 03/13/30	200,000	199,880
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	623,217
5.040%, due 01/23/28	450,000	453,127
5.500%, due 12/13/34	425,000	429,791
		1,706,015
Investment Banking & Brokerage - 2.1%
Jefferies Financial Group, Inc.,
5.000%, due 10/17/29	250,000	249,595
6.150%, due 02/28/35	300,000	298,729
		548,324
Property & Casualty Insurance - 2.9%
Fairfax Financial Holdings Ltd.,
8.300%, due 04/15/26	382,000	392,337
3.375%, due 03/03/31	100,000	91,259
Fidelity National Financial, Inc., 3.400%, due 06/15/30	295,000	272,138
		755,734
Health Care - 2.3%
Health Care Services - 1.0%
Cigna Group (The), 5.125%, due 05/15/31	250,000	253,944

Life Sciences Tools & Services - 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	200,668
5.750%, due 12/13/27	150,000	152,835
		353,503
Industrials - 11.5%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	184,331

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 78.9% (Continued)	Par Value	Value
Industrials - 11.5% (Continued)
Building Products - 2.1%
Masco Corporation, 7.750%, due 08/01/29	$ 500,000	$ 552,565

Data Processing & Outsourced Services - 0.8%
Concentrix Corporation, 6.600%, due 08/02/28	210,000	220,031

Electrical Components & Equipment - 0.3%
Eaton Corporation, 6.500%, due 06/01/25	65,000	65,000

Industrial Machinery & Supplies & Components - 2.9%
Stanley Black & Decker, Inc., 6.272%, due 03/06/26	450,000	450,073
Timken Company (The), 4.500%, due 12/15/28	300,000	297,324
		747,397
Research & Consulting Services - 1.6%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	409,843

Trading Companies & Distributors - 3.1%
United Rentals North America, Inc.,
5.500%, due 05/15/27	620,000	620,289
5.250%, due 01/15/30	200,000	198,732
		819,021
Information Technology - 9.1%
Electronic Components - 2.0%
Corning, Inc., 7.250%, due 08/15/36	500,000	513,441

Electronic Equipment & Instruments - 1.6%
Vontier Corporation,
1.800%, due 04/01/26	250,000	243,771
2.400%, due 04/01/28	200,000	187,492
		431,263
IT Consulting & Other Services - 0.9%
DXC Technology Company, 2.375%, due 09/15/28	250,000	228,884

Semiconductors - 4.6%
Intel Corporation,
3.700%, due 07/29/25	475,000	474,172
4.875%, due 02/10/26	600,000	600,310
4.875%, due 02/10/28	120,000	120,946
		1,195,428
Materials - 10.7%
Commodity Chemicals - 1.8%
Olin Corporation, 5.000%, due 02/01/30	500,000	473,242

Copper - 1.1%
Freeport-McMoRan, Inc., 9.500%, due 06/01/31	250,000	301,289

Diversified Chemicals - 3.4%
Celanese US Holdings, LLC, 6.415%, due 07/15/27	191,000	195,781
Dow Chemical Company (The), 7.375%, due 11/01/29	140,000	154,041
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	467,477

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 78.9% (Continued)	Par Value	Value
Materials - 10.7% (Continued)
Diversified Chemicals - 3.4% (Continued)
Union Carbide Corporation, 7.500%, due 06/01/25	$ 60,000	$ 60,000
		877,299
Fertilizers & Agricultural Chemicals - 3.1%
FMC Corporation,
5.150%, due 05/18/26	300,000	301,898
3.450%, due 10/01/29	300,000	276,107
5.650%, due 05/18/33	250,000	240,453
		818,458
Metal, Glass & Plastic Containers - 0.8%
Ball Corporation, 6.000%, due 06/15/29	200,000	203,921

Steel - 0.5%
Arcelormittal, 6.125%, due 06/01/25	120,000	120,000

Real Estate - 0.7%
Retail REITs - 0.7%
Realty Income Corporation, 5.050%, due 01/13/26	200,000	199,585

Utilities - 6.4%
Electric Utilities - 4.1%
Exelon Corporation, 7.600%, due 04/01/32	500,000	564,643
NextEra Energy Capital Holdings, Inc., 4.450%, due 06/20/25	500,000	500,004
		1,064,647
Independent Power Producers & Energy Traders - 1.9%
Constellation Energy Generation, LLC, 3.250%, due 06/01/25	500,000	500,000

Multi-Utilities - 0.4%
Wisconsin Energy Corporation, 3.550%, due 06/15/25	100,000	99,927

Total Corporate Bonds (Cost $20,482,523)		$ 20,577,706

U.S. TREASURY OBLIGATIONS - 5.7%	Par Value	Value
U.S. Treasury Notes - 5.7%
4.625%, due 06/30/25	$ 500,000	$ 500,059
5.000%, due 10/31/25	500,000	501,164
4.250%, due 01/31/26	250,000	249,906
4.500%, due 03/31/26	250,000	250,579
Total U.S. Treasury Obligations (Cost $1,502,330)		$ 1,501,708

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 4.17% (a) (Cost $617,164)	617,164	$ 617,164

Total Investments at Value - 97.5% (Cost $23,824,702)		$ 25,430,466

Other Assets in Excess of Liabilities - 2.5%		649,852

Net Assets - 100.0%		$ 26,080,318

REIT – Real Estate Investment Trust

(a)	The rate shown is the 7-day effective yield as of May 31, 2025.